Common Stock and Warrants - Schedule of Warrants Granted Assumptions (Details) - Warrant [Member] - $ / shares		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Term (years)		5 years
Weighted-average volatility	[1]	344.00%	348.00%
Risk-free rate, minimum		0.30%	1.50%
Risk-free rate, maximum		0.60%	2.40%
Minimum [Member]
Stock price on valuation date		$ 1.54	$ 0.48
Exercise price		1.32	$ 1.28
Term (years)			11 days
Maximum [Member]
Stock price on valuation date		1.76	$ 2.25
Exercise price		$ 1.60	$ 2.24
Term (years)			10 years

[1]	Weighted-average volatility disclosed as opposed to a range.